RPAR Risk Parity ETF

SCHEDULE OF INVESTMENTS at March 31, 2022 (Unaudited)

	Shares	Value
Common Stocks - 15.9%
Auto Manufacturers - 0.0% (6)
Iveco Group NV (1)	37,153	$241,497

Biotechnology - 0.3%
Corteva, Inc.	88,347	5,078,186

Building Materials - 0.1%
Geberit AG	2,034	1,264,716

Chemicals - 1.5%
CF Industries Holdings, Inc.	24,649	2,540,326
Ecolab, Inc.	20,350	3,592,996
FMC Corp.	13,174	1,733,303
Nutrien Ltd.	65,495	6,775,761
OCI N.V. (1)	30,525	1,089,548
PhosAgro PJSC - GDR (7)	52,122	–
Sociedad Quimica y Minera de Chile S.A. - ADR	35,105	3,004,988
The Mosaic Co. (2)	41,968	2,790,872
Yara International ASA	36,275	1,833,663
		23,361,457
Distribution & Wholesale - 0.1%
Ferguson PLC	13,256	1,811,682

Electrical Components & Equipment - 0.0% (6)
Xinjiang Goldwind Science & Technology Co. Ltd. - Class H (1)	579,413	874,513

Energy - Alternate Sources - 0.7%
Enphase Energy, Inc. (1)	10,861	2,191,532
First Solar, Inc. (1)	8,354	699,564
Plug Power, Inc. (1)(2)	49,271	1,409,643
Siemens Gamesa Renewable Energy S.A.	63,094	1,121,464
SolarEdge Technologies, Inc. (1)(2)	4,387	1,414,237
Vestas Wind Systems A/S	90,269	2,697,126
Xinyi Solar Holdings Ltd.	902,661	1,592,918
		11,126,484
Food - 0.2%
Mowi ASA	52,526	1,429,688
Salmar ASA	16,994	1,357,343
		2,787,031
Housewares - 0.1%
The Scotts Miracle-Gro Co. (2)	8,339	1,025,363

Iron & Steel - 0.9%
Cleveland-Cliffs, Inc. (1)	42,635	1,373,273
Fortescue Metals Group Ltd.	289,782	4,495,848
Vale S.A. - ADR (2)	424,463	8,485,016
		14,354,137
Machinery - Diversified - 1.7%
AGCO Corp.	10,349	1,511,264
CNH Industrial NV - Class A	190,903	3,027,722
Deere & Co. (2)	39,669	16,480,883
Husqvarna AB	83,415	883,074
IDEX Corp.	4,391	841,886
Kubota Corp.	128,658	2,441,190
The Toro Co.	15,807	1,351,340
Xylem, Inc.	10,914	930,528
		27,467,887
Mining - 4.7%
Anglo American PLC	107,863	5,641,682
Antofagasta PLC	87,362	1,924,380
BHP Group Ltd. - ADR (2)	237,370	18,336,832
Boliden AB	23,679	1,214,770
Cameco Corp.	49,411	1,440,338
China Molybdenum Co. Ltd. - Class H (1)	2,835,964	1,481,101
First Quantum Minerals Ltd.	58,108	2,013,462
Freeport-McMoRan, Inc.	122,781	6,107,127
Ganfeng Lithium Co. Ltd. - H Shares (1)	177,854	2,543,562
Glencore PLC	1,153,883	7,596,333
Ivanhoe Mines Ltd. (1)	108,929	1,016,863
Jiangxi Copper Co. Ltd. - H Shares	498,390	836,229
MMC Norilsk Nickel PJSC - ADR (7)	181,762	–
NAC Kazatomprom JSC - GDR	31,622	1,008,742
Rio Tinto PLC - ADR (2)	149,742	12,039,257
South32 Ltd.	402,421	1,517,030
Southern Copper Corp. (2)	73,903	5,609,238
Sumitomo Metal Mining Co. Ltd.	25,983	1,319,326
Teck Resources Ltd. - Class B	52,295	2,113,487
		73,759,759
Oil & Gas - 5.4%
BP PLC - ADR	136,086	4,000,928
Canadian Natural Resources Ltd.	39,701	2,460,474
Cenovus Energy, Inc.	72,143	1,203,683
Chevron Corp.	65,348	10,640,615
China Petroleum & Chemical Corp. - Class H - ADR	75,415	3,734,551
ConocoPhillips (2)	45,511	4,551,100
Continental Resources Inc/OK (2)	16,480	1,010,718
Devon Energy Corp.	23,585	1,394,581
Diamondback Energy, Inc.	7,568	1,037,421
Ecopetrol S.A. - ADR (2)	101,192	1,882,171
Eni S.p.A - ADR (2)	62,467	1,827,160
EOG Resources, Inc.	21,795	2,598,618
Equinor ASA - ADR (2)	111,830	4,194,743
Exxon Mobil Corp.	159,107	13,140,647
Gazprom PJSC - ADR (7)	523,190	–
Hess Corp. (2)	10,663	1,141,368
Imperial Oil Ltd.	24,101	1,167,376
LUKOIL PJSC - ADR (7)	31,173	–
Novatek PJSC - GDR (7)	13,358	–
Occidental Petroleum Corp. (2)	34,097	1,934,664
OMV AG (1)	16,970	819,271
PetroChina Co. Ltd. - Class H - ADR (2)	115,082	5,817,395
Pioneer Natural Resources Co. (2)	8,885	2,221,517
Repsol S.A.	54,864	727,890
Rosneft Oil Co PJSC - GDR (7)	488,696	–
Shell PLC - ADR	151,953	8,346,778
Suncor Energy, Inc.	70,826	2,307,849
Total S.A. - ADR	119,319	6,030,382
Woodside Petroleum Ltd.	36,120	870,688
		85,062,588
Water - 0.2%
American Water Works Co., Inc.	11,331	1,875,620
Veolia Environnement S.A.	40,486	1,310,403
		3,186,023
Total Common Stocks
(Cost $211,666,308)		251,401,323

Exchange Traded Funds - 35.7%
SPDR Gold MiniShares Trust (1)(2)	4,233,587	162,866,092
Vanguard FTSE Developed Markets ETF	1,675,444	80,471,575
Vanguard FTSE Emerging Markets ETF (2)	2,515,805	116,054,085
Vanguard Total Stock Market ETF (2)	911,423	207,503,674
Total Exchange Traded Funds
(Cost $520,481,334)		566,895,426

United States Treasury Obligations - 46.0%
United States Treasury Bills - 11.3%
0.109%, 06/09/22 (3)(4)	180,089,000	179,960,251

U.S. Government Bonds - 34.7%
2.125%, 2/15/40	11,392,144	16,226,248
2.125%, 2/15/41	46,015,035	65,832,642
0.750%, 2/15/42	50,224,588	58,113,075
0.625%, 2/15/43	49,003,669	55,383,711
1.375%, 2/15/44	49,599,875	64,474,480
0.750%, 2/15/45	50,103,272	58,312,077
1.000%, 2/15/46	44,162,577	54,514,865
0.875%, 2/15/47	41,404,730	50,330,393
1.000%, 2/15/48	39,346,336	49,572,879
1.000%, 2/15/49	34,712,772	44,123,247
0.250%, 2/15/50	21,088,211	22,555,780
0.125%, 2/15/51	10,105,517	10,548,630
		549,988,027
Total United States Treasury Obligations
(Cost $742,387,273)		729,948,278

Short-Term Investments - 0.1%
Money Market Funds - 0.1%
First American Government Obligations Fund, Class X, 0.190% (5)	1,258,772	1,258,772
Total Short-Term Investments
(Cost $1,258,772)		1,258,772

Investments Purchased With Collateral From Securities Lending - 9.9%
Mount Vernon Liquid Assets Portfolio, LLC, 0.410% (5)	156,354,454	156,354,454
Total Investments Purchased With Collateral From Securities Lending
(Cost $156,354,454)		156,354,454

Total Investments in Securities - 107.6%
(Cost $1,632,148,141)		1,705,858,253
Liabilities in Excess of Other Assets - (7.6)%		(120,261,302)
Total Net Assets - 100.0%		$1,585,596,951

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(1)	Non-income producing security.
(2)
This security or a portion of this security was out on loan as of March 31, 2022. Total loaned securities had a value of $151,684,744 or 9.6% of net assets. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(3)	Rate represents the annualized effective yield to maturity from the purchase price.
(4)	Zero coupon security.
(5)	The rate quoted is the annualized seven-day effective yield as of March 31, 2022.
(6)	Does not round to 0.1% or (0.1)%, as applicable.
(7)	The security is fair valued by the Fair Valuation Committee.

SCHEDULE OF FUTURES CONTRACTS at March 31, 2022 (Unaudited)

The RPAR Risk Parity ETF (the "Fund") had the following futures contracts outstanding with PhillipCapital.

			Unrealized
	Number of	Notional	Appreciation	Notional
Long Futures Contracts Outstanding	Contracts	Amount	(Depreciation)	Value
10-Year U.S. Treasury Note Futures (6/21/2022)	2,209	$278,753,840	$(7,322,965)	271,430,875
Ultra Long-Term U.S. Treasury Bond Futures (6/21/2022)	1,514	277,566,021	(9,398,771)	268,167,250
		$556,319,861	$(16,721,736)	$539,598,125

Summary of Fair Value Exposure at March 31, 2022 (Unaudited)

The RPAR Risk Parity ETF ("Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2022:

Description	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3		Total
Common Stocks (1)	$–	$251,401,323	$–	$0	(2)	$251,401,323
Exchange Traded Funds	-	566,895,426	-	-		566,895,426
United States Treasury Obligations (3)	-	-	729,948,278	-		729,948,278
Short-Term Investments	-	1,258,772	-	-		1,258,772
Investments Purchased With Collateral From Securities Lending (4)	156,354,454	-	-	-		156,354,454
Total Investments in Securities	$156,354,454	$819,555,521	$729,948,278	$0		$1,705,858,253

Other Financial Instruments (5)
Interest Rate Contracts - Futures	$-	$(16,721,736)	$-	$-		$(16,721,736)

	Investments in Securities at Fair Value(2)
Balanced as of December 31, 2021	$1,312,559
Accrued discounts/premiums	-
Realized gain (loss)	126,608
Change in unrealized appreciation/depreciation	(21,967,239)
Purchases	1,253,242
Sales	(636,187)
Transfer into and/or out of Level 3	19,911,017
Balanced as of March 31, 2022	$0

Change in unrealized appreciation/depreciation during the period for Level 3 investments held at March 31, 2022:	$(21,967,239)

(1) See Schedule of Investments for industry breakout.
(2) The Level 3 securities (Common Stocks) are fair valued at $0 due to a halt in trading of Russian securities as a result of the ongoing Ukrainian/Russian conflict and the Russian markets being currently uninvestible.

(3) See Schedule of Investments for the security type breakout.
(4) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

(5) Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are presented at the unrealized appreciation/depreciation on the investment.